Equity (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Granted		220,000
Stock Options, Cancelled		(563,754)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding, Beginning	3,680,200	2,332,000
Stock Options, Granted	1,319,700	2,025,200
Stock Options, Cancelled		(677,000)
Stock Options, Expired
Stock Options, Exercised
Stock Options, Outstanding, Ending	4,999,900	3,680,200
Stock Options, Exercisable	2,156,865	1,480,400
Weighted Exercise Price, Outstanding, Beginning	$ 1.08	$ 1.00
Weighted Exercise Price, Granted	0.75	1.14
Weighted Exercise Price, Cancelled		1.00
Weighted Exercise Price, Expired
Weighted Exercise Price, Exercised
Weighted Exercise Price, Outstanding, Ending	0.99	1.08
Weighted Exercise Price, Exercisable	$ 1.03	$ 1.07
Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding, Beginning	1,160,761	4,128,510
Stock Options, Granted		724,000
Stock Options, Cancelled		(2,898,151)
Stock Options, Expired
Stock Options, Exercised		793,598
Stock Options, Outstanding, Ending	1,160,761	1,160,761
Stock Options, Exercisable	1,160,761	1,160,761
Weighted Exercise Price, Outstanding, Beginning	$ 2.32	$ 2.00
Weighted Exercise Price, Granted		2.38
Weighted Exercise Price, Cancelled		2.00
Weighted Exercise Price, Expired
Weighted Exercise Price, Exercised		0.39
Weighted Exercise Price, Outstanding, Ending	2.32	2.32
Weighted Exercise Price, Exercisable	$ 2.32	$ 2.32